As filed on September 29, 2010
Registration Nos. 33-10754, 811-4933

FORM N-1A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 47	☒
(Check appropriate box or boxes.)

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

(800) 338-3383
(Registrant's telephone number, including area code).

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Copy to:

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective
(check appropriate box)
           ☐ immediately upon filing pursuant to paragraph (b)
           ☒ on October 8, 2010 pursuant to paragraph (b)
           ☐ 60 days after filing pursuant to paragraph (a)(1)
           ☐ on (date) pursuant to paragraph (a)(1)
           ☐ 75 days after filing pursuant to paragraph (a)(2)
           ☐ on (date) pursuant to paragraph (a)(2) of rule 485.

   If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A for PFM Funds is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 ("1933 Act") solely for the purpose of delaying, until October 8, 2010, the effectiveness of Post-Effective Amendment No. 43, which was filed with the Commission on July 30, 2010, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to that filing by means of this filing, Parts A, B and C of Post-Effective Amendment No. 43 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Harrisburg, and the State of Pennsylvania on the 29th day of September, 2010.

PFM FUNDS
(Registrant)

By: /s/ Martin P. Margolis *
Martin P. Margolis, President
(Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Martin P. Margolis *	Trustee and President	September 29, 2010
Martin P. Margolis	(Principal Executive Officer)

/s/ Michael P. Flanagan *	Trustee	September 29, 2010
Michael P. Flanagan

/s/ Dennis W. Kerns *	Trustee	September 29, 2010
Dennis W. Kerns

/s/ Jeffrey A. Laine *	Trustee	September 29, 2010
Jeffrey A. Laine

/s/ Brian M. Marcel *	Trustee	September 29, 2010
Brian M. Marcel

/s/ Robert R. Sedivy *	Trustee	September 29, 2010
Robert R. Sedivy

/s/ Joseph W. White *	Trustee	September 29, 2010
Joseph W. White

/s/ Debra J. Goodnight *	Treasurer	September 29, 2010
Debra J. Goodnight	(Principal Financial Officer)

* /s/ Daniel R. Hess
Attorney-in-fact